Supplemental Cash Flow Information - Summary of Cash Flow Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents
Cash	$ 137	$ 149
Investments with maturities from the date of acquisition of three months or less	313	877
Cash and cash equivalents	450	1,026	$ 1,734
Net change in non-cash working capital items
Trade and settlement receivables	(294)	97
Prepaids and other current assets	(102)	(69)
Inventories	100	16
Trade accounts payable and other liabilities	55	(204)
Net change in non-cash working capital items	(241)	(160)
Cash and cash equivalents	450	$ 1,026	$ 1,734
Antamina
Cash and cash equivalents
Cash and cash equivalents	26
Net change in non-cash working capital items
Cash and cash equivalents	26
Quebrada Blanca
Cash and cash equivalents
Cash and cash equivalents	82
Net change in non-cash working capital items
Cash and cash equivalents	$ 82